Commitments and Contingencies (Schedule of Supplemental Balance Sheet Information Related to Finance leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
ROU assets – opening balance	$ 0	$ 0
ROU assets - additions	4,881	0
ROU assets - disposals	0	0
Finance Lease, Right-of-Use Asset, before Accumulated Amortization	4,881	0
Less accumulated depreciation	(16)	0
Finance Lease, Right-of-Use Asset, after Accumulated Amortization	4,865	0
Other current liabilities	284	0
Other long-term liabilities	4,453	0
Total lease liabilities	$ 4,737	$ 0